CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income		$ 821,305	$ 802,923	$ 724,847
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment		16,402	12,876	10,883
Amortization of premium and accretion of discount on marketable securities, net		13,560	20,012	23,388
Realized loss (gain) on sale of marketable securities, net		1,803	176	(2,993)
Amortization of intangible assets		4,386	3,760	3,853
Stock-based compensation		89,327	87,459	82,732
Deferred income tax expense (benefit)		16,263	64,630	(32,594)
Excess tax benefit from stock-based compensation				(17,380)
Decrease (increase) in accrued severance pay, net		(168)	711	147
Decrease (increase) in trade receivables, net		(21,826)	6,284	(67,744)
Decrease in prepaid expenses and other current assets and other assets		1,984	5,615	11,234
Increase (decrease) in trade payables		6,636	(7,795)	2,184
Increase (decrease) in employees and payroll accruals		20,083	(4,546)	19,345
Increase (decrease) in income tax accrual and accrued expenses and other current liabilities	[1]	28,357	(3,486)	31,565
Increase in deferred revenues		144,969	120,989	159,801
Net cash provided by operating activities		1,143,081	1,109,608	949,268
Cash flows from investing activities:
Proceeds from maturity of marketable securities		1,464,384	1,363,698	1,525,929
Proceeds from sale of marketable securities		150,235	66,101	235,252
Proceeds from short-term bank deposits			106,609
Investment in marketable securities		(1,767,549)	(1,686,445)	(1,746,931)
Investment in short-term bank deposits		(5,000)		(100,000)
Cash paid in conjunction with acquisition, net of acquired cash		(154,902)
Purchase of property and equipment		(17,149)	(28,784)	(24,050)
Net cash used in investing activities		(329,981)	(178,821)	(109,800)
Cash flows from financing activities:
Proceeds from issuance of treasury shares upon exercise of options		353,501	127,518	129,196
Purchase of treasury shares at cost		(1,103,865)	(995,322)	(987,897)
Payments related to shares withheld for taxes	[1]	(4,624)	(5,397)	(3,031)
Excess tax benefit from stock-based compensation				17,380
Net cash used in financing activities		(754,988)	(873,201)	(844,352)
Increase (decrease) in cash and cash equivalents		58,112	57,586	(4,884)
Cash and cash equivalents at the beginning of the year		245,014	187,428	192,312
Cash and cash equivalents at the end of the year		303,687	245,014	187,428
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes on income		67,940	$ 143,036	$ 180,071
Non-cash investing activity
Fair value of awards attributable to pre-acquisition services		$ 2,187

[1]	Payments related to shares withheld for taxes during the year ended December 31, 2016 were reclassified from operating activity to financing activity following ASU 2016-09 adoption.